UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sweetwater Asset Management LLC
Address:  375 Southpointe Bloulevard, Suite 210
          Canonsburg, Pennsylvania 15317

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Cifford McNary, Jr.
Title: Chief Compliance Officer
Phone: 724-745-7815

Signature, Place, and Date of Signing:

  /s/ W. Cifford McNary, Jr.     Canonsburg, Pennsylvania    December 3, 2007
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:  $  6,391.65
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                 Cusip       Value    Sh/Prn   SH   PUT   Invstmt  Other
Name Of Issuer                   Title of Class  Number      (x1000)  Amount   PRN  CALL  Dscretn  Managers    Sole    Shared  Other
-------------------------------  --------------  ---------   -------  ------  ----  ----  -------  --------  --------  ------  -----
ALLIANT TECHSYSTEMS INC          COMMON STOCKS   018804104    237.07    2169    SH           Sole     0           2169   0      0
ANHEUSER BUSCH COMPANIES INC     COMMON STOCKS   035229103    451.97    9041    SH           Sole     0        9041.25   0      0
Bank Of America Corp             COMMON STOCKS   060505104    204.36    4065    SH           Sole     0        4065.16   0      0
BERKSHIRE HATHAWAY INC DEL CL B  COMMON STOCKS   084670207    509.81     129    SH           Sole     0            129   0      0
CARDINAL HEALTH INC              COMMON STOCKS   14149Y108    362.51    5797    SH           Sole     0        5797.42   0      0
CITIGROUP INC                    COMMON STOCKS   172967101    459.97    9856    SH           Sole     0        9855.73   0      0
CONOCOPHILLIPS                   COMMON STOCKS   20825C104    386.92    4408    SH           Sole     0        4408.37   0      0
Exxon Mobil Corporation          COMMON STOCKS   30231G102    257.04    2777    SH           Sole     0           2777   0      0
GENERAL ELECTRIC CO              COMMON STOCKS   369604103    524.59   12671    SH           Sole     0       12671.23   0      0
HUNTINGTON BANCSHARES INC        COMMON STOCKS   446150104    319.63   18824    SH           Sole     0          18824   0      0
ISHARES TR S&P 500 Barra         Index Equity    464287309    454.14    6382    SH           Sole     0           6382   0      0
ISHARES TR S&P 100 Indes         Index Equity    464287101    299.99    4194    SH           Sole     0           4194   0      0
JOHNSON & JOHNSON                COMMON STOCKS   478160104    479.15    7293    SH           Sole     0        7293.08   0      0
KEYCORP NEW                      COMMON STOCKS   493267108    320.51    9913    SH           Sole     0        9913.72   0      0
PARK NATL CORP                   COMMON STOCKS   700658107    341.99    3922    SH           Sole     0           3922   0      0
PLAYBOY ENTERPRISES INC-CL B     COMMON STOCKS   728117300    120.61   11230    SH           Sole     0          11230   0      0
PROCTER & GAMBLE CO              COMMON STOCKS   742718109    661.39    9402    SH           Sole     0         9402.8   0      0